Commitments And Contingencies (Nuclear Fuel Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term Purchase Commitment [Line Items]
2012	$ 2,223
2013	2,646
2014	2,722
2015	2,691
2016	2,661
Thereafter	25,125
Total	38,068
Pacific Gas And Electric Company [Member]
Long-term Purchase Commitment [Line Items]
Payments for nuclear fuel	77	144	141
Length of contract terms, minimum (in years)	1
Length of contract terms, maximum (in years)	14
Percentage coverage of reactor requirements through 2016	100.00%
Percentage coverage of reactor requirements through 2017	100.00%
Nuclear Fuel Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
2012	88
2013	89
2014	130
2015	189
2016	141
Thereafter	909
Total	$ 1,546